REVENUE - Summary of Transaction Price Allocation to Performance Obligations (Details) - Novartis - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations [line items]
Total	$ 140.0	$ 138.0
Remaining unsatisfied performance obligation	17.9	68.8
Total
Disclosure of performance obligations [line items]
Total	17.9	68.8
PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure of performance obligations [line items]
Total	17.9	68.5
Remaining unsatisfied performance obligation	17.9	68.5
PO2: Supply of Materials
Disclosure of performance obligations [line items]
Total	$ 0.0	$ 0.3